Other liabilities (Narrative) (Details) - Product Loan [Member] lb in Millions	12 Months Ended
Dec. 31, 2021 lb kg
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.50%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Product loan maturity	December 31, 2023
Standby interest rate	1.00%
Interest rate	1.60%
Uranium [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Available quantity | lb	2,606,000.0
UF6 [Member] | Range [member]
Disclosure of detailed information about borrowings [line items]
Product loan maturity	December 31, 2022
Product loans drawn	1,103,000
UF6 [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Available quantity	1,977,000